Debt Securities Issued (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Debt Instruments Issued [Line Items]
Interest Accrued		$ 343,595	$ 83,899
DEBT SECURITIES ISSUED		$ 7,319,081	3,805,337
Bond Class 20 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Aug. 08, 2016
Securities Details	[1]	Badlar Private + 3.23%
Nominal Value		$ 292,500
Maturity Date		Aug. 08, 2019
Debt Securities Gross		$ 0	444,576
Bond Class 22 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Nov. 18, 2016
Securities Details	[1]	Badlar Private + 3.50%
Nominal Value		$ 181,053
Maturity Date		Nov. 18, 2019
Debt Securities Gross		$ 0	278,518
Bond Class 23 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Dec. 27, 2017
Securities Details	[1]	TM20 + 3.20%
Nominal Value		$ 553,125
Maturity Date		Dec. 27, 2019
Debt Securities Gross		$ 0	847,809
Bond Class 24 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Dec. 27, 2017
Securities Details	[1]	Badlar Private + 4.25%
Nominal Value		$ 546,500
Maturity Date		Dec. 27, 2020
Debt Securities Gross		$ 526,500	833,002
Bond Class 25 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Aug. 11, 2018
Securities Details	[1]	UVA + 9.50%
Nominal Value		$ 784,334
Maturity Date		Nov. 08, 2020
Debt Securities Gross		$ 1,294,040	1,317,533
Bond Class 27 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Feb. 28, 2019
Securities Details	[1]	Badlar Private + 6.25%
Nominal Value		$ 1,090,000
Maturity Date		Aug. 28, 2020
Debt Securities Gross		$ 891,000	0
Bond Class 28 Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Dec. 12, 2019
Securities Details	[1]	Badlar Private + 4%
Nominal Value		$ 1,967,150
Maturity Date		Jun. 12, 2020
Debt Securities Gross		$ 1,967,150	0
Total Class Member
Disclosure Of Debt Instruments Issued [Line Items]
Debt Securities Gross		$ 6,975,486	$ 3,721,438
Bonds Clases 26-28-PSA Finance Argentina Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Jan. 02, 2018
Securities Details	[1]	Badlar Private + Fixed Rate
Nominal Value		$ 808,333
Maturity Date		Jun. 17, 2020
Debt Securities Gross		$ 623,463
Bonds Of Clases 2-4-5-6 Volkswagen Finance Services Member
Disclosure Of Debt Instruments Issued [Line Items]
Issuance date		Jul. 12, 2018
Securities Details	[1]	Badlar Private + UVA
Nominal Value		$ 1,735,042
Maturity Date		Feb. 27, 2021
Debt Securities Gross		$ 1,673,333

[1]	(*) Definitions: BADLAR: Interest rate for time deposits of an amount superior than 1 (one) million pesos, from 30 to 35 days. TM20: is the single arithmetic mean of interest rates for term deposits of twenty million pesos or more and thirty to thirty five day terms. UVA: It is a unit of measure that is updated daily according to CER, based on the consumer price index.